                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02090

                              Van Kampen Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 3/31/08

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  PAR
AMOUNT
 (000)                  DESCRIPTION                  COUPON   MATURITY       VALUE
------                  -----------                  ------   --------   ------------
         CORPORATE BONDS 75.1%
         AUTOMOTIVE 0.9%
$  535   ArvinMeritor, Inc. ......................   8.750%   03/01/12   $    492,200
 1,280   DaimlerChrysler NA Holding LLC ..........   8.500    01/18/31      1,467,153
                                                                         ------------
                                                                            1,959,353
                                                                         ------------
         BANKING 12.2%
   800   Bank of America Corp. ...................   3.375    02/17/09        800,498
   880   Bank of America Corp. ...................   4.875    09/15/12        893,700
   670   Bank of America Corp. ...................   5.750    12/01/17        694,628
   620   Bank of New York Mellon Corp. ...........   4.500    04/01/13        625,090
   335   Barclays Bank PLC (United Kingdom) (a) ..   6.050    12/04/17        327,339
 1,075   Citigroup, Inc. .........................   5.250    02/27/12      1,073,306
 1,095   Citigroup, Inc. .........................   5.875    05/29/37        954,114
 2,860   JPMorgan Chase & Co. ....................   6.750    02/01/11      3,038,718
 1,635   MBNA Corp. (b) ..........................   3.525    05/05/08      1,636,319
 2,240   Nationwide Building Society
            (United Kingdom) (a) .................   4.250    02/01/10      2,293,115
   465   PNC Bank NA .............................   6.000    12/07/17        448,703
 1,430   Popular North America, Inc. .............   4.250    04/01/08      1,430,000
   805   Popular North America, Inc. .............   5.650    04/15/09        801,014
 2,620   Sovereign Bancorp, Inc. (b) .............   2.828    03/23/10      2,509,908
 2,700   Unicredito Luxembourg Finance
            (Luxembourg) (a)(b) ..................   3.767    10/24/08      2,697,548
 2,045   Wachovia Capital Trust III (c) ..........   5.800    08/29/49      1,457,966
 1,350   Wachovia Corp. ..........................   3.625    02/17/09      1,346,082
   315   Washington Mutual Bank FA ...............   5.500    01/15/13        250,675
   900   Washington Mutual, Inc. .................   8.250    04/01/10        783,342
 2,045   Wells Fargo & Co. .......................   5.625    12/11/17      2,095,640
                                                                         ------------
                                                                           26,157,705
                                                                         ------------
         BROKERAGE 7.7%
 1,120   Bear Stearns Co., Inc. ..................   5.550    01/22/17      1,001,660
   710   Bear Stearns Co., Inc. ..................   6.400    10/02/17        702,285
   680   Bear Stearns Co., Inc. ..................   7.250    02/01/18        703,938
 2,500   Credit Suisse (Switzerland) .............   5.750    02/15/18      2,498,628

 3,660   Goldman Sachs Group, Inc. (d) ...........   6.150    04/01/18      3,661,321
 2,370   Goldman Sachs Group, Inc. ...............   6.750    10/01/37      2,211,620
   875   Lehman Brothers Holdings, Inc. ..........   5.750    01/03/17        791,779
 1,235   Lehman Brothers Holdings, Inc. ..........   6.500    07/19/17      1,174,811
 2,405   Lehman Brothers Holdings, Inc. ..........   6.875    07/17/37      2,091,246
   890   Merrill Lynch & Co., Inc. ...............   5.450    02/05/13        876,553
   905   Merrill Lynch & Co., Inc. ...............   5.700    05/02/17        861,187
                                                                         ------------
                                                                           16,575,028
                                                                         ------------
         CHEMICALS 0.5%
   320   EI Du Pont de Nemours & Co. .............   5.000    01/15/13        333,554
   640   ICI Wilmington, Inc. ....................   4.375    12/01/08        643,418
                                                                         ------------
                                                                              976,972
                                                                         ------------
         CONSUMER PRODUCTS 0.4%
   885   Philips Electronics NV (Netherlands) ....   5.750    03/11/18        903,429
                                                                         ------------
         DISTRIBUTORS 0.3%
   585   KeySpan Corp. ...........................   4.900    05/16/08        585,748
                                                                         ------------
         DIVERSIFIED MANUFACTURING 3.6%
 1,345   Brascan Corp. (Canada) ..................   7.125    06/15/12      1,343,932
   685   Brookfield Asset Management,
            Inc. (Canada) ........................   5.800    04/25/17        619,186
 1,325   Cooper Industries, Inc. .................   5.250    11/15/12      1,374,608
 3,900   General Electric Co. ....................   5.250    12/06/17      3,901,938
   495   Honeywell International, Inc. ...........   5.300    03/01/18        508,221
                                                                         ------------
                                                                            7,747,885
                                                                         ------------
         ELECTRIC 7.8%
 1,740   Arizona Public Service Co. ..............   5.800    06/30/14      1,708,193
   385   Carolina Power & Light Co. ..............   5.150    04/01/15        392,581
   150   CMS Energy Corp. ........................   6.300    02/01/12        151,653
    65   Detroit Edison Co. ......................   5.200    10/15/12         67,567
   865   Detroit Edison Co. ......................   6.125    10/01/10        916,852
   960   Duquesne Light Co., Ser O ...............   6.700    04/15/12      1,046,580
   540   Enel Finance International SA
            (Luxembourg) (a) .....................   5.700    01/15/13        559,505
 1,600   Entergy Gulf States, Inc. (b) ...........   3.475    12/01/09      1,566,613
   655   Entergy Gulf States, Inc. ...............   3.600    06/01/08        653,381
   425   Entergy Gulf States, Inc. (a)(b) ........   3.740    12/08/08        426,170
 1,030   Exelon Corp. ............................   6.750    05/01/11      1,087,597
   215   Florida Power Corp. .....................   5.800    09/15/17        228,571
   255   Indianapolis Power & Light Co. (a) ......   6.300    07/01/13        278,160
   570   Nevada Power Co. Ser A ..................   8.250    06/01/11        618,248
   900   NiSource Finance Corp. (b) ..............   3.662    11/23/09        874,000

 1,150   NiSource Finance Corp. ..................   7.875    11/15/10      1,250,853
 1,080   Ohio Edison Co. .........................   6.400    07/15/16      1,114,504
 1,270   Ohio Power Co., Ser K ...................   6.000    06/01/16      1,277,603
   685   Pacific Gas & Electric Co. ..............   5.625    11/30/17        704,998
   270   Pacificorp ..............................   6.250    10/15/37        273,722
   570   Public Service Electric & Gas Co.,
            Ser B ................................   5.125    09/01/12        590,010
   570   Union Electric Co. ......................   6.400    06/15/17        600,075
   300   Virginia Electric and Power Co., Ser B ..   5.950    09/15/17        316,507
                                                                         ------------
                                                                           16,703,943
                                                                         ------------
         ENVIRONMENTAL & FACILITIES SERVICES 0.4%
   315   Waste Management, Inc. ..................   6.875    05/15/09        323,238
   550   Waste Management, Inc. ..................   7.375    08/01/10        579,736
                                                                         ------------
                                                                              902,974
                                                                         ------------
         FOOD/BEVERAGE 1.7%
   290   Anheuser-Busch Cos, Inc. ................   5.500    01/15/18        300,265
   660   ConAgra Foods, Inc. .....................   7.000    10/01/28        670,449
   520   ConAgra Foods, Inc. .....................   8.250    09/15/30        599,192
   450   Kellogg Co. .............................   5.125    12/03/12        465,809
   865   Kraft Foods, Inc. .......................   6.000    02/11/13        895,228
   180   Pilgrim's Pride Corp. ...................   7.625    05/01/15        174,150
   465   Smithfield Foods, Inc., Ser B ...........   8.000    10/15/09        474,300
                                                                         ------------
                                                                            3,579,393
                                                                         ------------
         GAMING 0.1%
   260   MGM Mirage, Inc. ........................   6.000    10/01/09        259,350
                                                                         ------------
         HEALTH CARE 1.5%
 1,160   Medco Health Solutions, Inc. ............   7.125    03/15/18      1,190,690
   300   Tenet Healthcare Corp. ..................   7.375    02/01/13        269,250
 1,260   UnitedHealth Group, Inc. ................   6.000    02/15/18      1,236,457
   590   WellPoint, Inc. .........................   4.250    12/15/09        589,274
                                                                         ------------
                                                                            3,285,671
                                                                         ------------
         HOME CONSTRUCTION 0.1%
   175   Pulte Homes, Inc. .......................   6.375    05/15/33        137,375
                                                                         ------------
         INDEPENDENT ENERGY 0.5%
 1,025   Devon Financing Corp., ULC ..............   6.875    09/30/11      1,119,641
                                                                         ------------
         INTEGRATED ENERGY 2.8%
   830   Amerada Hess Corp. ......................   6.650    08/15/11        894,282
   515   Chesapeake Energy Corp. .................   7.625    07/15/13        530,450
   790   Consumers Energy Co., Ser F .............   4.000    05/15/10        791,547
   455   Consumers Energy Co., Ser H .............   4.800    02/17/09        458,065

   745   EnCana Corp. (Canada) ...................   6.500    02/01/38        742,187
 1,059   Kinder Morgan, Inc. .....................   6.500    09/01/12      1,079,104
   630   Marathon Oil Corp. ......................   5.900    03/15/18        634,457
   920   Marathon Oil Corp. ......................   6.000    10/01/17        934,963
                                                                         ------------
                                                                            6,065,055
                                                                         ------------
         LIFE INSURANCE 1.9%
   635   AXA Financial, Inc. .....................   6.500    04/01/08        635,000
   475   John Hancock Financial Services, Inc. ...   5.625    12/01/08        483,915
   105   MetLife, Inc. ...........................   6.125    12/01/11        112,756
   585   Nationwide Financial Services,
            Inc. .................................   6.250    11/15/11        621,693
   390   Prudential Financial, Inc. ..............   6.625    12/01/37        386,456
 1,895   Xlliac Global Funding (a) ...............   4.800    08/10/10      1,898,455
                                                                         ------------
                                                                            4,138,275
                                                                         ------------
         MEDIA-CABLE 2.9%
 1,835   Comcast Cable Communications, Inc. ......   6.750    01/30/11      1,909,002
    90   Comcast Cable Communications, Inc. ......   7.125    06/15/13         95,720
   655   Comcast Corp. ...........................   6.500    01/15/15        671,673
   175   DirecTV Holdings LLC ....................   6.375    06/15/15        164,063
   935   Echostar DBS Corp. ......................   6.375    10/01/11        899,937
 1,505   Time Warner, Inc. (b) ...................   3.299    11/13/09      1,441,667
 1,095   Time Warner, Inc. .......................   5.875    11/15/16      1,043,018
                                                                         ------------
                                                                            6,225,080
                                                                         ------------
         MEDIA-NONCABLE 1.0%
   225   Interpublic Group of Cos., Inc. .........   6.250    11/15/14        182,531
   620   News America, Inc. (a) ..................   6.650    11/15/37        627,291
 1,310   Viacom, Inc. ............................   6.875    04/30/36      1,265,296
                                                                         ------------
                                                                            2,075,118
                                                                         ------------
         NONCAPTIVE-CONSUMER FINANCE 4.7%
 1,000   American Express Co. ....................   4.750    06/17/09      1,003,419
   230   American General Finance Corp. ..........   4.625    05/15/09        228,216
 2,000   American General Finance Corp. ..........   4.625    09/01/10      1,993,940
   665   CIT Group, Inc. .........................   5.650    02/13/17        516,511
 1,325   Countrywide Home Loans, Inc. ............   3.250    05/21/08      1,299,470
 2,560   HSBC Finance Corp. ......................   6.750    05/15/11      2,657,597
   150   HSBC Finance Corp. ......................   8.000    07/15/10        158,376
 1,600   SLM Corp. (b) ...........................   3.491    07/26/10      1,260,709
   400   Washington Mutual Preferred
            Funding (a)(c) .......................   6.665    12/31/49        216,299

   900   Washington Mutual Preferred
            Funding (a)(c) .......................   9.750    10/29/49        689,474
                                                                         ------------
                                                                           10,024,011
                                                                         ------------
         NONCAPTIVE-DIVERSIFIED FINANCE 2.0%
   525   Capital One Financial Corp. .............   6.750    09/15/17        498,849
 1,950   Capmark Financial Group, Inc. (a) .......   5.875    05/10/12      1,236,483
   495   Capmark Financial Group, Inc. (a) .......   6.300    05/10/17        297,237
 2,100   General Electric Capital Corp. ..........   4.750    09/15/14      2,120,998
    90   General Electric Capital Corp., Ser A ...   5.875    02/15/12         95,526
                                                                         ------------
                                                                            4,249,093
                                                                         ------------
         OIL FIELD SERVICES 0.6%
   560   Kinder Morgan Energy Partners, LP .......   5.850    09/15/12        574,835
   650   Weatherford International, Inc. .........   6.350    06/15/17        673,501
                                                                         ------------
                                                                            1,248,336
                                                                         ------------
         OTHER UTILITIES 0.9%
   375   CenterPoint Energy Resources Corp. ......   6.250    02/01/37        350,917
   225   CenterPoint Energy Resources
            Corp., Ser B .........................   7.875    04/01/13        250,204
 1,295   Plains All American Pipeline ............   6.700    05/15/36      1,252,783
                                                                         ------------
                                                                            1,853,904
                                                                         ------------
         PHARMACEUTICALS 2.1%
   390   Amgen, Inc. .............................   5.850    06/01/17        390,375
 1,610   Biogen Idec, Inc. .......................   6.875    03/01/18      1,629,479
 1,765   Hospira, Inc. (b) .......................   3.176    03/30/10      1,717,409
   620   Wyeth ...................................   5.450    04/01/17        632,583
   205   Wyeth ...................................   5.500    02/15/16        209,364
                                                                         ------------
                                                                            4,579,210
                                                                         ------------
         PIPELINES 2.3%
 1,155   Colorado Interstate Gas Co. .............   6.800    11/15/15      1,196,588
   590   Consolidated Natural Gas Co., Ser C .....   6.250    11/01/11        623,884
   390   DCP Midstream, LLC (a) ..................   6.750    09/15/37        382,267
   635   Equitable Resources, Inc. ...............   6.500    04/01/18        639,399
   755   Texas Eastern Transmission Corp. ........   7.000    07/15/32        806,948
   640   TransCanada Pipelines Ltd. (Canada) .....   6.200    10/15/37        619,142
   525   Transcontinental Gas Pipe Line Corp. ....   8.875    07/15/12        599,813
                                                                         ------------
                                                                            4,868,041
                                                                         ------------

         PROPERTY & CASUALTY INSURANCE 2.7%
 1,445   AIG SunAmerica Global Financing VI (a) ..   6.300    05/10/11      1,519,575
   680   Farmers Exchange Capital (a) ............   7.050    07/15/28        625,977
 1,230   Farmers Insurance Exchange Surplus (a) ..   8.625    05/01/24      1,301,255
 1,800   Mantis Reef Ltd. (Cayman Islands) (a) ...   4.692    11/14/08      1,813,610
 1,035   Two-Rock Pass Through Trust
            (Bermuda) (a)(b) .....................   4.036    02/11/49        414,000
                                                                         ------------
                                                                            5,674,417
                                                                         ------------
         RAILROADS 1.5%
 1,060   Burlington Northern Santa Fe Corp. ......   6.125    03/15/09      1,080,708
 1,000   CSX Corp. ...............................   6.750    03/15/11      1,056,455
 1,035   Union Pacific Corp. .....................   5.450    01/31/13      1,066,296
                                                                         ------------
                                                                            3,203,459
                                                                         ------------
         REFINING 0.7%
   720   Enterprise Products Operating,
            LP, Ser B ............................   5.600    10/15/14        721,356
   675   Valero Energy Corp. .....................   3.500    04/01/09        670,887
                                                                         ------------
                                                                            1,392,243
                                                                         ------------
         REITS 0.7%
 1,970   iStar Financial, Inc. (b) ...............   3.340    03/09/10      1,558,784
                                                                         ------------
         RESTAURANTS 0.5%
 1,010   Yum! Brands, Inc. .......................   8.875    04/15/11      1,113,833
                                                                         ------------
         RETAILERS 3.3%
   650   CVS Caremark Corp. ......................   5.750    08/15/11        680,480
    90   CVS Caremark Corp. ......................   5.750    06/01/17         91,562
 1,940   Home Depot, Inc. (b) ....................   2.924    12/16/09      1,850,787
 1,120   Home Depot, Inc. ........................   5.400    03/01/16      1,054,396
 1,275   Macys Retail Holdings, Inc. .............   5.950    11/01/08      1,278,269
   500   Macys Retail Holdings, Inc. .............   6.300    04/01/09        500,182
 1,500   Macys Retail Holdings, Inc. .............   6.625    09/01/08      1,507,118
   195   Target Corp. ............................   6.500    10/15/37        189,151
                                                                         ------------
                                                                            7,151,945
                                                                         ------------
         SERVICES 0.5%
 1,105   FedEx Corp. .............................   5.500    08/15/09      1,131,906
                                                                         ------------
         SUPERMARKETS 0.6%
   794   Delhaize America, Inc. ..................   9.000    04/15/31        958,154
   390   Kroger Co. ..............................   5.000    04/15/13        392,599
                                                                         ------------
                                                                            1,350,753
                                                                         ------------
         TECHNOLOGY 0.6%
   625   Fiserv, Inc. ............................   6.800    11/20/17        647,017

   540   Xerox Corp. .............................   5.500    05/15/12        545,045
                                                                         ------------
                                                                            1,192,062
                                                                         ------------
         TOBACCO 0.2%
   465   Reynolds American, Inc. .................   6.500    07/15/10        476,625
                                                                         ------------
         WIRELINE 4.9%
 2,740   AT&T Corp. ..............................   8.000    11/15/31      3,210,913
 1,375   France Telecom, SA (France) .............   8.500    03/01/31      1,708,283
 1,125   SBC Communications, Inc. ................   6.150    09/15/34      1,084,042
 1,155   Sprint Capital Corp. ....................   8.750    03/15/32        978,157
 1,985   Sprint Nextel Corp. .....................   6.000    12/01/16      1,545,767
 1,255   Verizon Communications, Inc. ............   5.500    02/15/18      1,224,619
   590   Verizon New England, Inc. ...............   6.500    09/15/11        616,890
                                                                         ------------
                                                                           10,368,671
                                                                         ------------
         TOTAL CORPORATE BONDS                                            160,835,288
                                                                         ------------
         COLLATERALIZED MORTGAGE OBLIGATIONS 10.0%
   636   American Home Mortgage Assets (b) .......   2.898    06/25/47        312,735
   875   Banc of America Commercial
            Mortgage, Inc. .......................   5.414    09/10/47        861,337
   975   Banc of America Commercial
            Mortgage, Inc. (c) ...................   5.658    06/10/49        964,550
 1,075   Banc of America Commercial
            Mortgage, Inc. (c) ...................   5.745    07/10/17      1,071,310
   850   Bear Stearns Commercial
            Mortgage Securities (c) ..............   5.694    06/11/50        838,479
 1,600   Bear Stearns Commercial
            Mortgage Securities (c) ..............   5.712    06/11/40      1,592,796
   875   Citigroup Commercial Mortgage
            Trust ................................   5.431    10/15/49        859,733
   900   Citigroup Commercial Mortgage
            Trust (c) ............................   5.700    12/10/49        895,013
   850   Citigroup/Deutsche Bank
            Commercial Mortgage Trust (c) ........   5.886    11/15/44        849,294
 1,600   Commercial Mortgage
            Pass-Through Certificates (c) ........   5.816    12/10/49      1,602,717
 1,600   Credit Suisse Mortgage Capital
            Certificates (c) .....................   5.723    06/15/39      1,591,960
 1,400   Greenwich Capital Commercial
            Funding Corp. ........................   5.444    03/10/39      1,365,107
 1,700   GS Mortgage Securities Corp. II
            (c) ..................................   5.799    08/10/45      1,701,051
   787   Harborview Mortgage Loan
            Trust (b) ............................   3.258    01/19/36        321,793

 1,600   JP Morgan Chase Commercial
            Mortgage Securities Corp. ............   5.440    06/12/47      1,557,249
   875   JP Morgan Chase Commercial
            Mortgage Securities Corp. (c) ........   5.746    02/12/49        870,706
 1,400   JP Morgan Chase Commercial
            Mortgage Securities Corp. (c) ........   5.818    06/15/49      1,401,490
   900   LB-UBS Commercial Mortgage
            Trust (c) ............................   5.858    07/15/40        899,397
   875   LB-UBS Commercial Mortgage
            Trust (c) ............................   5.866    09/15/45        873,606
   299   Luminent Mortgage Trust (b) .............   2.958    07/25/36        128,982
   575   Mastr Adjustable Rate Mortgages
            Trust (b) ............................   3.448    05/25/47         97,750
   850   Wachovia Bank Commercial
            Mortgage Trust (c) ...................   5.740    06/15/49        844,009
                                                                         ------------
         TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                         21,501,064
                                                                         ------------
         UNITED STATES TREASURY OBLIGATIONS 7.6%
 6,400   United States Treasury Notes ............   4.625    10/31/11      6,973,504
 8,500   United States Treasury Notes ............   4.750    01/31/12      9,315,473
                                                                         ------------
         TOTAL UNITED STATES TREASURY OBLIGATIONS                          16,288,977
                                                                         ------------
         ASSET BACKED SECURITIES 1.2%
   487   America West Airlines, Inc., Class G ....   7.100    04/02/21        484,530
 1,259   CVS Lease Pass Through Trust (a) ........   6.036    12/10/28      1,202,529
   657   World Financial Properties (a) ..........   6.910    09/01/13        628,156
   299   World Financial Properties (a) ..........   6.950    09/01/13        289,498
                                                                         ------------
         TOTAL ASSET BACKED SECURITIES ...............................      2,604,713
                                                                         ------------
TOTAL LONG-TERM INVESTMENTS 93.9%
   (Cost $204,965,657)................................................    201,230,042
                                                                         ------------
SHORT-TERM INVESTMENTS 8.0%
REPURCHASE AGREEMENTS 6.9%
Banc of America Securities ($5,047,113 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   2.40%, dated 03/31/08, to be sold on 04/01/08 at $5,047,449) ......      5,047,113
Citigroup Global Markets, Inc. ($5,047,113 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   2.10%, dated 03/31/08, to be sold on 04/01/08 at $5,047,407) ......      5,047,113
JPMorgan Chase & Co. ($1,514,133 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated
   03/31/08, to be sold on 04/01/08 at $1,514,228) ...................      1,514,133

State Street Bank & Trust Co. ($3,118,641 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   1.80%, dated 03/31/08, to be sold on 04/01/08 at $3,118,797) ......      3,118,641
                                                                         ------------
TOTAL REPURCHASE AGREEMENTS  .........................................     14,727,000
                                                                         ------------
UNITED STATES GOVERNMENT AGENCY OBLIGATION 1.1%
United States Treasury Bill ($2,310,000 par, yielding 2.133%, 04/10/08
   maturity) (e) .....................................................      2,308,795
                                                                         ------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $17,035,795).................................................     17,035,795
                                                                         ------------
TOTAL INVESTMENTS 101.9%
   (Cost $222,001,452)................................................    218,265,837
LIABILITIES IN EXCESS OF OTHER ASSETS (1.9%)..........................     (4,026,379)
                                                                         ------------
NET ASSETS 100.0%.....................................................   $214,239,458
                                                                         ============

Percentages are calculated as a percentage of net assets.

(a) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)  Floating Rate Coupon

(c)  Variable Rate Coupon

(d)  Security purchased on a when-issued or delayed delivery basis.

(e) All or a portion of this security has been physically segregated in connection with open futures or swap contracts.

SWAP AGREEMENTS OUTSTANDING AS OF MARCH 31, 2008:

CREDIT DEFAULT SWAPS

                                                           PAY/
                                                         RECEIVE                NOTIONAL
                                             BUY/SELL     FIXED    EXPIRATION    AMOUNT      UPFRONT
COUNTERPARTY           REFERENCE ENTITY     PROTECTION     RATE       DATE        (000)     PAYMENTS      VALUE
------------           ----------------     ----------   -------   ----------   --------   ----------   ---------
Bank of              Carnival
   America, N.A.     Corporation            Buy           1.570%    03/20/18     $1,255    $        0   $ (18,319)
Bank of
   America, N.A.     Centurytel, Inc.       Buy           0.880     09/20/17        530             0      29,574
Bank of              Goodrich
   America, N.A.        Corporation         Buy           0.700     03/20/13        890             0      (8,822)

Bank of              Goodrich
   America, N.A.        Corporation         Buy           0.820     03/20/18        615             0     (11,216)
Bank of              Merrill Lynch &
   America, N.A.        Co., Inc.           Buy           3.250     03/20/13        685             0     (17,033)
Bank of
   America, N.A.     Nordstrom, Inc.        Buy           1.030     03/20/18        850             0      19,819
Bank of              Pactiv
   America, N.A.        Corporation         Buy           1.375     03/20/13      1,390             0      (2,072)
Bank of              Sealed Air
   America, N.A.        Corporation         Buy           1.080     03/20/18        415             0      15,146
Bank of              Sealed Air
   America, N.A.        Corporation         Buy           1.120     03/20/18        580             0      19,402
Bank of              Textron Financial
   America, N.A.        Corporation         Buy           0.800     03/20/18        665             0      40,104
Bank of
   America, N.A.     The Gap, Inc.          Buy           1.190     03/20/12      1,300             0     (16,407)
Bank of
   America, N.A.     Toll Brothers, Inc.    Buy           2.250     03/20/18        530             0       4,732
Bank of
   America, N.A.     Toll Brothers, Inc     Buy           2.900     03/20/13      1,065             0       6,345
Bank of
   America, N.A.     YUM! Brands, Inc.      Buy           1.180     03/20/13         70             0       (472)
Bank of
   America, N.A.     YUM! Brands, Inc.      Buy           1.250     03/20/13        940             0      (9,343)
Citibank, N.A.,      Eaton
   New York             Corporation         Buy           0.620     03/20/13        985             0       7,255
Citibank, N.A.,      Eaton
   New York             Corporation         Buy           0.720     03/20/13        785             0       2,175
Citibank, N.A.,      Eaton
   New York             Corporation         Buy           0.820     03/20/18        560             0       4,602
Citibank, N.A.,
   New York          Pitney Bowes, Inc.     Buy           0.480     03/20/13      1,375             0      13,505
                     Arrow
Credit Suisse           Electronics,
    International       Inc.                Buy           1.000     03/20/15      1,330             0       6,563
                     Arrow
Credit Suisse           Electronics,
    International       Inc.                Buy           1.110     03/20/13        325             0      (1,619)
Credit Suisse
   International     Nordstrom, Inc.        Buy           1.040     03/20/13      2,060             0      19,199
Credit Suisse
   International     Nordstrom, Inc.        Buy           1.050     03/20/13      1,070             0       9,488
Credit Suisse        Pactiv
   International        Corporation         Buy           1.350     03/20/13      1,390             0        (495)
Credit Suisse        The PMI Group,
   International        Inc.                Buy           8.100     03/20/13        220             0     (10,528)

Deutsche Bank        MGIC Investment
   AG New York          Corporation         Buy           8.150     03/20/13        260             0     (19,065)
Deutsche Bank        Pactiv
   AG New York          Corporation         Buy           1.340     03/20/13        470             0          63
Deutsche Bank        Washington
   AG New York          Mutual, Inc.        Buy           5.000     06/20/13      1,105             0      (7,081)
Goldman Sachs
   Capital
   Markets, L.P.     Dell, Inc.             Buy           0.220     03/20/12      1,095             0      19,572
Goldman Sachs
   Capital
   Markets, L.P.     Motorola, Inc.         Buy           0.150     12/20/11        720             0      66,822
Goldman Sachs
   Capital
   Markets, L.P.     Motorola, Inc.         Buy           0.157     12/20/11      1,500             0     138,860
Goldman Sachs
   Capital           The Chubb
   Markets, L.P.       Corporation          Buy           0.100     03/20/12      2,200             0      39,785
                     The Hartford
Goldman Sachs           Financial
   Capital              Services
    Markets, L.P.       Group, Inc.         Buy           0.120     12/20/11      2,200             0      96,158
                     Avalonbay
Goldman Sachs           Communities,
    International       Inc.                Buy           3.050     03/20/13      2,070             0     (21,343)
Goldman Sachs        Carnival
   International        Corporation         Buy           1.600     03/20/18        110             0      (1,475)
Goldman Sachs
   International     CDX.NA.IG.9            Sell          0.600     12/20/12      1,125       (32,059)    (44,334)
Goldman Sachs
   International     CDX.NA.IG.9            Sell          0.600     12/20/12      3,320       (59,055)   (124,497)
Goldman Sachs
   International     CDX.NA.IG.9            Sell          0.800     12/20/17      2,210       (74,038)    (82,689)
Goldman Sachs
   International     CDX.NA.IG.HVOL.9       Sell          1.400     12/20/12      2,105      (119,237)   (162,791)
Goldman Sachs
   International     CDX.NA.IG.HVOL.9       Sell          1.400     12/20/12      2,170      (126,792)   (167,840)
Goldman Sachs
   International     CDX.NA.IG.HVOL.9       Sell          1.400     12/20/12      2,200      (121,976)   (170,138)
Goldman Sachs
   International     CDX.NA.IG.HVOL.9       Sell          1.400     12/20/12      4,720      (278,710)   (365,023)
Goldman Sachs        Coca-Cola
   International        Enterprises, Inc.   Buy           0.588     03/20/13      2,130             0      (4,726)
                     EI DuPont De

Goldman Sachs           Nemours and
    International       Company             Buy           0.430     03/20/13        345             0         649
Goldman Sachs        Eaton
   International        Corporation         Buy           0.970     03/20/18        690             0      (2,895)
Goldman Sachs        Eli Lilly and
   International        Company             Buy           0.330     03/20/13        430             0       2,039
Goldman Sachs        FirstEnergy
   International        Corporation         Buy           1.250     03/20/13      2,055             0     (13,207)
Goldman Sachs        Goodrich
   International        Corporation         Buy           0.470     03/20/18        600             0       6,326
Goldman Sachs        Lehman Brothers
   International        Holdings, Inc.      Buy           4.400     03/20/13      1,080             0     (65,738)
Goldman Sachs        Lehman Brothers
   International        Holdings, Inc.      Buy           4.750     03/20/13      2,385             0    (178,951)
Goldman Sachs        Merrill Lynch &
   International        Co., Inc.           Buy           3.250     03/20/13        410             0     (10,240)
Goldman Sachs
   International     Prologis               Buy           3.330     03/20/13        910             0       6,864
Goldman Sachs        Sealed Air
   International        Corporation         Buy           1.080     03/20/18        745             0      27,190
Goldman Sachs        Sealed Air
   International        Corporation         Buy           1.240     03/20/18        360             0       8,755
Goldman Sachs        Simon Property
   International        Group, L.P.         Buy           2.320     03/20/18      1,340             0     (69,509)
Goldman Sachs        Simon Property
   International        Group, L.P.         Buy           2.370     03/20/18      1,675             0     (92,935)
Goldman Sachs        Textron Financial
   International        Corporation         Buy           1.050     03/20/13      1,155             0      25,877
Goldman Sachs
   International     Trane, Inc.            Buy           0.500     03/20/13        380             0       2,800
Goldman Sachs
   International     Trane, Inc.            Buy           0.600     03/20/18        145             0       1,052
Goldman Sachs        Washington
   International        Mutual, Inc.        Buy           6.480     03/20/13      1,575             0     (93,605)
JP Morgan
   Chase Bank,       Eaton
   N.A.                 Corporation         Buy           0.600     03/20/13        345             0       2,858
JP Morgan
   Chase Bank,
   N.A.              Nordstrom, Inc.        Buy           1.070     03/20/18        665             0      13,444
JP Morgan
   Chase Bank,
   N.A.              Nordstrom, Inc.        Buy           1.150     03/20/18        665             0       9,320
JP Morgan
   Chase Bank,
   N.A.              SLM Corporation        Sell          4.950     03/20/13        600             0     (68,415)

JP Morgan            The Pepsi
   Chase Bank,          Bottling Group,
   N.A.                 Inc.                Buy           0.580     03/20/13        540             0      (1,870)
JP Morgan            The Pepsi
   Chase Bank,          Bottling Group,
   N.A.                 Inc.                Buy           0.630     03/20/13        730             0      (4,384)
JP Morgan
   Chase Bank,       Union Pacific
   N.A.                 Corporation         Buy           0.190     12/20/11      1,100             0      12,844
Lehman
   Brothers
   Special
   Financing, Inc.   ABX.HE.AAA.06-1        Buy           0.180     07/25/45        405        64,763      42,452
Lehman
   Brothers
   Special
   Financing, Inc.   ABX.HE.AAA.06-1        Buy           0.180     07/25/45        405        60,716      42,452
Lehman
   Brothers          Arrow
   Special              Electronics,
   Financing, Inc.      Inc.                Buy           1.040     03/20/18        200             0       1,495
Lehman
   Brothers          Arrow
   Special              Electronics,
   Financing, Inc.      Inc.                Buy           1.400     03/20/13      1,415             0        (770)
Lehman
   Brothers
   Special
   Financing, Inc.   CMBX.NA.AAA.1          Buy           0.100     10/12/52      7,835     1,029,909     501,648
Lehman
   Brothers
   Special
   Financing, Inc.   CMBX.NA.AAA.1          Buy           0.100     10/12/52      6,270       775,031     401,432
Lehman
   Brothers
   Special
   Financing, Inc.   CMBX.NA.AAA.1          Buy           0.100     10/12/52      6,325       814,252     404,953
Lehman
   Brothers
   Special           Coca-Cola
   Financing, Inc.      Enterprises, Inc.   Buy           0.640     03/20/13        965             0      (4,584)
Lehman
   Brothers
   Special           Goodrich
   Financing, Inc.      Corporation         Buy           0.450     03/20/18        700             0       8,526

Lehman
   Brothers
   Special           Goodrich
   Financing, Inc.      Corporation         Buy           0.460     03/20/18        500             0       5,681
Merrill Lynch        Carnival
   International        Corporation         Buy           1.500     03/20/18      1,245             0     (11,081)
Merrill Lynch        Carnival
   International        Corporation         Buy           1.570     03/20/18      1,035             0     (15,018)
Merrill Lynch        Carnival
   International        Corporation         Buy           1.600     03/20/18        695             0      (9,323)
Merrill Lynch
   International     CDX.NA.IG.HVOL.9       Sell          1.400     12/20/12      3,865      (408,238)   (298,940)
Merrill Lynch        Eaton
   International        Corporation         Buy           0.920     03/20/18        780             0        (117)
Merrill Lynch
   International     SLM Corporation        Sell          5.000     03/20/13        600             0     (67,413)
Merrill Lynch        Walt Disney
   International        Company             Buy           0.600     03/20/13      2,000             0      (7,271)
Merrill Lynch        Walt Disney
   International        Company             Buy           0.770     03/20/13      2,110             0        (632)
                     Eli Lilly and
UBS AG                  Company             Buy           0.300     03/20/13      1,745             0      10,705
                     Martin Marietta
UBS AG                  Materials, Inc.     Buy           1.730     03/20/18        990             0      19,786
                     Martin Marietta
UBS AG                  Materials, Inc.     Buy           1.780     03/20/13        990             0      11,455
                     Textron Financial
UBS AG                  Corporation         Buy           1.000     03/20/13        660             0      15,993
                     Textron Financial
UBS AG                  Corporation         Buy           1.010     03/20/13        465             0      11,238
                     Textron Financial
UBS AG                  Corporation         Buy           1.060     03/20/13      1,140             0      (3,748)
UBS AG               Trane, Inc.            Buy           0.500     03/20/13      1,175             0       8,657
UBS AG               Trane, Inc.            Buy           0.600     03/20/18      1,235             0       8,963
                                                                                           ----------   ---------
TOTAL CREDIT DEFAULT SWAPS .............................................................   $1,524,566   $(113,351)
                                                                                           ==========   =========

INTEREST RATE SWAPS

                                               PAY/
                                              RECEIVE                           NOTIONAL
                                             FLOATING     FIXED    EXPIRATION    AMOUNT
COUNTERPARTY          FLOATING RATE INDEX      RATE        RATE       DATE        (000)       VALUE
------------          -------------------   ----------   -------   ----------   --------   -----------
Bank of
   America, N.A.     USD-LIBOR BBA          Pay           5.550%    02/22/18     $14,400   $   282,816

Bank of
   America, N.A.     USD-LIBOR BBA          Pay           5.638     03/07/18      14,365       324,218
Bank of
   America, N.A.     USD-LIBOR BBA          Receive       5.958     02/22/23      18,380      (259,158)
Bank of
   America N.A.      USD-LIBOR BBA          Receive       6.040     03/07/23      18,470      (302,908)
Citibank, N.A.,
   New York          USD-LIBOR BBA          Pay           5.275     10/25/37      14,700     1,742,650
Citibank, N.A.,
   New York          USD-LIBOR BBA          Pay           5.414     05/25/17      28,400     3,587,648
Citibank, N.A.,
   New York          USD-LIBOR BBA          Pay           5.440     05/29/17         975       124,998
Citibank, N.A.,
   New York          USD-LIBOR BBA          Pay           5.448     08/29/17      30,000     3,497,909
JP Morgan
   Chase Bank,
   N.A.              USD-LIBOR BBA          Receive       3.966     03/25/18      26,800       252,342
JP Morgan
   Chase Bank,
   N.A.              USD-LIBOR BBA          Receive       3.966     03/25/18      17,700       166,658
JP Morgan
   Chase Bank,
   N.A.              USD-LIBOR BBA          Pay           5.448     05/29/17       6,475       834,307
                                                                                           -----------
TOTAL INTEREST RATE SWAPS ..............................................................   $10,251,480
                                                                                           -----------
TOTAL SWAP AGREEMENTS ..................................................................   $10,138,129
                                                                                           ===========

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2008:

                                                                           UNREALIZED
                                                                         APPRECIATION/
                                                             CONTRACTS    DEPRECIATION
                                                             ---------   -------------
LONG CONTRACTS:
U.S. Treasury Bond Futures, June 2008 (Current Notional
   Value of $118,797 per contract) .......................       23        $ (32,395)
U.S. Treasury Notes 2-Year Futures, June 2008 (Current
   Notional Value of $214,656 per contract) ..............       22           28,095
U.S. Treasury Notes 5-Year Futures, June 2008 (Current
   Notional Value of $114,234 per contract) ..............       93          (31,248)
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures, June 2008 (Current
   Notional Value of $118,953 per contract) ..............      225         (528,789)
                                                                ---        ---------
TOTAL FUTURES CONTRACTS ..................................      363        $(564,337)
                                                                ===        =========

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Bond Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: May 20, 2008